Segments Segment - Sales to Major Customers (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Chevron Corporation
Revenue, Major Customer [Line Items]
Sales to customers exceeeding 10% of revenue	16.00%	24.00%	16.00%
Saudi Aramco
Revenue, Major Customer [Line Items]
Sales to customers exceeeding 10% of revenue	7.00%	15.00%	17.00%
Oil and Natural Gas Corporation Limited
Revenue, Major Customer [Line Items]
Sales to customers exceeeding 10% of revenue	0.00%	11.00%	24.00%